ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable

	Year ended December 31,
	2012	2013	2014
Beginning of the year	$1,202,940	$1,592,467	$7,160,782
Allowances (Reversal) during the year	359,733	5,482,019	(3,823,744)
Foreign exchange effect	29,794	86,296	(147,928)
Closing balance	$1,592,467	$7,160,782	$3,189,110